Financial instruments - Summary of Financial Liabilities (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
At amortized cost	€ 268,817	€ 186,140
Total book value	268,817	186,140
Total fair value	295,442	269,702
Borrowings [Member]
Disclosure of financial liabilities [line items]
At amortized cost	213,128	159,610
Total book value	213,128	159,610
Total fair value	271,370	257,075
Non-current lease liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	26,097	12,077
Total book value	26,097	12,077
Current lease liabilities [Member]
Disclosure of financial liabilities [line items]
At amortized cost	5,520	1,826
Total book value	5,520	1,826
Trade and other payables [Member]
Disclosure of financial liabilities [line items]
At amortized cost	24,072	12,627
Total book value	24,072	12,627
Total fair value	€ 24,072	€ 12,627